Deferred Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Deferred Tax Assets and Liabilities
24.	Deferred Tax Assets and Liabilities

(a)	Unrecognized deferred tax liabilities
As of December 31, 2019, in relation to the taxable temporary differences on investments in subsidiaries amounting to

~~W~~

69,758 million, the Controlling Company did not recognize deferred tax liabilities since the Controlling Company is able to control the timing of the reversal of the temporary difference and it is probable that the temporary differences will not reverse in the foreseeable future.

(b)	Unused tax credit carryforwards for which no deferred tax asset is recognized
Realization of deferred tax assets related to tax credit carryforwards which are primarily related to Korea is dependent on whether sufficient taxable income will be generated prior to their expiration. As of December 31, 2019, the amount of unused tax credit carryforwards for which no deferred tax asset is recognized and their expiration dates are as follows:

(In millions of won)
	Total		December 31, 2020	December 31, 2021	December 31, 2022	December 31, 2023	December 31, 2024
Tax credit carryforwards	~~W~~	549,056	44,692	70,646	220,135	114,845	98,738

(c)	Deferred tax assets and liabilities are attributable to the following:

(In millions of won)	Assets			Liabilities		Total
	December 31, 2018		December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018	December 31, 2019
Other accounts receivable, net	~~W~~	—	—	(1,013)	(4,364)	(1,013)	(4,364)
Inventories, net		60,606	89,522	—	—	60,606	89,522
Investments in subsidiaries and associates		13,404	—	—	(20,015)	13,404	(20,015)
Accrued expenses		126,072	131,196	—	—	126,072	131,196
Property, plant and equipment		445,721	691,599	(1,495)	(21,690)	444,226	669,909
Intangible assets		3,468	21,886	(14,588)	(10,759)	(11,120)	11,127
Provisions		32,468	59,875	—	(4,446)	32,468	55,429
Gain or loss on foreign currency translation, net		13	—	—	—	13	—
Others		20,850	137,667	(7,665)	(328)	13,185	137,339
Tax loss carryforwards		134,845	607,432	—	—	134,845	607,432
Tax credit carryforwards		308,393	38,337	—	—	308,393	38,337

Deferred tax assets (liabilities)	~~W~~	1,145,840	1,777,514	(24,761)	(61,602)	1,121,079	1,715,912

(d)	Changes in deferred tax assets and liabilities for the years ended December 31, 2018 and 2019 are as follows:

(In millions of won)	January 1, 2018		Profit or loss	Other comprehensive loss	December 31, 2018	Profit or loss	Other comprehensive loss	December 31, 2019
Other accounts receivable, net	~~W~~	(1,441)	428	—	(1,013)	(3,351)	—	(4,364)
Inventories, net		34,550	26,056	—	60,606	28,916	—	89,522
Defined benefit liabilities, net		2,375	(1,206)	(1,169)	—	35,235	(35,235)	—
Subsidiaries and associates		29,061	(15,657)	—	13,404	(33,419)	—	(20,015)
Accrued expenses		183,903	(57,831)	—	126,072	5,124	—	131,196
Property, plant and equipment		409,928	34,298	—	444,226	225,683	—	669,909
Intangible assets		(21,189)	10,069	—	(11,120)	22,247	—	11,127
Provisions		27,018	5,450	—	32,468	22,961	—	55,429
Gain or loss on foreign currency translation, net		13	—	—	13	(13)	—	—
Others		27,562	(14,377)	—	13,185	124,154	—	137,339
Tax loss carryforwards		—	134,845	—	134,845	472,587	—	607,432
Tax credit carryforwards		268,926	39,467	—	308,393	(270,056)	—	38,337

Deferred tax assets (liabilities)	~~W~~	960,706	161,542	(1,169)	1,121,079	630,068	(35,235)	1,715,912